Jan-20-05 15:00 From-NEW YORK STOCK EXCHANGE +2126565893 T-491 P.002/002 F-043

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-31544

05000665

NYSE

January 20, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JAN 21 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Neuberger Berman Real Estate Income Fund Inc., Common Stock Purchase Rights pursuant to Rights Agreement and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 20, 2005.

Sincerely,

187520